Segment Information - Summary of Reportable Segment (Details)	4 Months Ended	8 Months Ended
	Apr. 30, 2017	Dec. 31, 2017
Nevada Segment | Eldorado Reno | NEVADA
Segment Reporting Information [Line Items]
Property	Eldorado Reno
State	Nevada
Nevada Segment | Silver Legacy | NEVADA
Segment Reporting Information [Line Items]
Property	Silver Legacy
State	Nevada
Nevada Segment | Circus Reno | NEVADA
Segment Reporting Information [Line Items]
Property	Circus Reno
State	Nevada
Louisiana Segment | Eldorado Shreveport | LOUISIANA
Segment Reporting Information [Line Items]
Property	Eldorado Shreveport
State	Louisiana
Eastern Segment | Presque Isle Downs | PENNSYLVANIA
Segment Reporting Information [Line Items]
Property	Presque Isle Downs
State	Pennsylvania
Eastern Segment | Scioto Downs | OHIO
Segment Reporting Information [Line Items]
Property	Scioto Downs
State	Ohio
Eastern Segment | Mountaineer | WEST VIRGINIA
Segment Reporting Information [Line Items]
Property	Mountaineer
State	West Virginia
West Segment | Eldorado Reno | NEVADA
Segment Reporting Information [Line Items]
Property		Eldorado Reno
State		Nevada
West Segment | Silver Legacy | NEVADA
Segment Reporting Information [Line Items]
Property		Silver Legacy
State		Nevada
West Segment | Circus Reno | NEVADA
Segment Reporting Information [Line Items]
Property		Circus Reno
State		Nevada
West Segment | Isle Black Hawk | COLORADO
Segment Reporting Information [Line Items]
Property		Isle Black Hawk
State		Colorado
West Segment | Lady Luck Black Hawk | COLORADO
Segment Reporting Information [Line Items]
Property		Lady Luck Black Hawk
State		Colorado
Midwest Segment | Waterloo | IOWA
Segment Reporting Information [Line Items]
Property		Waterloo
State		Iowa
Midwest Segment | Bettendorf | IOWA
Segment Reporting Information [Line Items]
Property		Bettendorf
State		Iowa
Midwest Segment | Boonville | MISSOURI
Segment Reporting Information [Line Items]
Property		Boonville
State		Missouri
Midwest Segment | Cape Girardeau | MISSOURI
Segment Reporting Information [Line Items]
Property		Cape Girardeau
State		Missouri
Midwest Segment | Caruthersville | MISSOURI
Segment Reporting Information [Line Items]
Property		Caruthersville
State		Missouri
Midwest Segment | Kansas City | MISSOURI
Segment Reporting Information [Line Items]
Property		Kansas City
State		Missouri
South Segment | Eldorado Shreveport | LOUISIANA
Segment Reporting Information [Line Items]
Property		Eldorado Shreveport
State		Louisiana
South Segment | Pompano | FLORIDA
Segment Reporting Information [Line Items]
Property		Pompano
State		Florida
South Segment | Lake Charles | LOUISIANA
Segment Reporting Information [Line Items]
Property		Lake Charles
State		Louisiana
South Segment | Lula | MISSISSIPPI
Segment Reporting Information [Line Items]
Property		Lula
State		Mississippi
South Segment | Vicksburg | MISSISSIPPI
Segment Reporting Information [Line Items]
Property		Vicksburg
State		Mississippi
East Segment | Presque Isle Downs | PENNSYLVANIA
Segment Reporting Information [Line Items]
Property		Presque Isle Downs
State		Pennsylvania
East Segment | Scioto Downs | OHIO
Segment Reporting Information [Line Items]
Property		Scioto Downs
State		Ohio
East Segment | Mountaineer | WEST VIRGINIA
Segment Reporting Information [Line Items]
Property		Mountaineer
State		West Virginia
East Segment | Nemacolin | PENNSYLVANIA
Segment Reporting Information [Line Items]
Property		Nemacolin
State		Pennsylvania